REVENUE	12 Months Ended
Dec. 31, 2011
REVENUE [Abstract]
REVENUE
4.	REVENUE

During, 2011, we operated all of our 20 vessels in the spot market through cooperative arrangements with Gemini Tankers LLC and Orion Tankers pool. During 2011, we temporarily operated six vessels in the spot market, through cooperative arrangements as spot charters, compared to none during 2010. During 2009, we temporarily operated four vessels in the spot market, through cooperative arrangements. During the year ended December 31, 2010, and 2009, two of our vessels were employed on bareboat charters that expired in June 2010 and October 2010, respectively.

The table below provides the breakdown of revenues recorded as per the net method and the gross method.

All figures in USD ‘000	2011	2010	2009
Voyage revenues, net pool earnings	76,618	119,598	102,229
Voyage revenues, gross freight through spot charters	18,169	–	15,817
Bareboat revenues	–	6,818	6,324
Total Voyage Revenues	94,787	126,416	124,370

Since July 1, 2010 and until mid-November 2011, our vessels were employed in a spot market arrangement with Gemini Tankers LLC, of which Frontline Ltd., Teekay Corporation, and we were the main owners of the participating vessels. The cooperative arrangement was managed and operated by Gemini Tankers LLC. In November 2011, the Orion Tankers pool was established, with Orion Tankers Ltd. as pool manager. Orion Tankers Ltd. is owned equally by us and Frontline Ltd., and therefore a related party of the Company. In mid-November 2011, our vessels were transferred from the Gemini Tankers LLC arrangement to the Orion Tankers pool upon completion of previously fixed charters within Gemini Tankers LLC.

Gemini Tankers LLC accounted for 97% and Orion Pool accounted for 3% of the Company's revenues for the year ended December 31, 2011. Gemini Tankers LLC accounted for 78% and Stena pool accounted for 17% of the Company's revenues for the year ended December 31, 2010. Stena pool accounted for 41% and Gemini pool accounted for 40% of the Company's revenues for the year ended December 31, 2009.

Accounts receivable, net, as of December 31, 2011 and 2010, were $17.6 million and $11.0 million, respectively. Gemini Tankers LLC accounted for 99% of the Company's accounts receivable, net for the year ended December 31, 2011 and accounted for 100% of the Company's accounts receivable, net for the year ended December 31, 2010. Stena pool accounted for 61% and Gemini Tankers LLC accounted for 33% of the Company's accounts receivables for the year ended December 31, 2009.

Accounts receivable, net related party, as of December 31, 2011 was $1.6 million. Orion pool accounted for 100% of the Company's accounts receivable, net related party for the year ended December 31, 2011.